Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Deferred (expense) benefit:
Income tax (expense) benefit	$ (73)	$ 0	$ (804)	$ 0
MSGE SPINCO, INC [Member]
Current (expense) benefit:
Federal					$ 515	$ (2,536)	$ (41,526)
State and other					(220)	(2,247)	(41,227)
Current Income Tax Expense (Benefit)					295	(4,783)	(82,753)
Deferred (expense) benefit:
Federal					(4,711)	(15,658)	(14,408)
State and other					4,486	15,092	(3,021)
Deferred Foreign Income Tax Expense (Benefit)					(225)	(566)	(17,429)
Income tax (expense) benefit					$ 70	$ (5,349)	$ (100,182)